Initial Public Offering (Details) - Deerfield Healthcare Technology Acquisitions Corp - USD ($)		3 Months Ended	8 Months Ended
	Jul. 21, 2020	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	May 31, 2020
Initial Public Offering
Price per share		$ 10.00	$ 10.00
Offering costs			$ 3,035,641
Class A common stock
Initial Public Offering
Number of shares in a unit		1	1
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Number of warrants in a unit		0.20	0.20
Number of shares issuable per warrant		1	1
Exercise price of warrants (in dollars per share)		$ 11.50	$ 11.50
Public Offering
Initial Public Offering
Sale of units in initial public offering, gross (in shares)	14,375,000
Price per share	$ 10.00
Proceeds from issuance of shares	$ 143,800,000
Offering costs	7,500,000
Deferred underwriting commissions in connection with the initial public offering	$ 4,400,000
Number of shares in a unit	1
Common stock, par value	$ 0.0001
Number of warrants in a unit	0.2
Public Offering | Deerfield Funds
Initial Public Offering
Sale of units in initial public offering, gross (in shares)		3,360,000	3,360,000
Over-allotment
Initial Public Offering
Sale of units in initial public offering, gross (in shares)	1,875,000